Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Earnings Before Income Taxes

The components of earnings before income taxes for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended
	December 31,
	2020	2019
Income (loss) before income taxes:
Domestic	$(2,826,902)	$(1,436,516)
Foreign	63,527	56,760
	$(2,763,375)	$(1,379,756)

Summary of Components of Income Tax Provision (Benefit)

Income tax provision (benefit) consists of the following for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31,
	2020	2019
Income tax provision (benefit):
Current
Federal	$-	$-
State	-	-
Foreign	3,563	747
Total current	3,563	747
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred	-	-
Total income tax provision (benefit)	$3,563	$747

Summary of Effective Tax Rate and Statutory Federal Rate

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2020		2019
	$	%	$	%
Federal income tax provision (benefit) at statutory rate	$(580,309)	21.00%	$(289,749)	21.00%
State tax expense net of federal tax benefit	35,833	(1.29)	22,210	(1.61)
Non-Deductible Expenses	56,545	(2.05)	-	-
Foreign taxes at rate different than US Taxes	236	(0.01)	618	(0.05)
Other True-ups	1,267,030	(45.85)	-	-
Change in valuation allowance	(775,772)	28.07	267,668	(19.29)
Income tax provision (benefit)	$3,563	(0.13)%	$(747)	0.05%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforward	$1,720,848	$1,255,005
Property plant and equipment and intangibles asset	123,968	-
Stock based compensation	185,961	-
Total deferred tax assets	$2,030,777	$1,255,005

Deferred tax liabilities:
Book basis of property and equipment in excess of tax basis	$-	$-
Total deferred tax liabilities	$-	$-

Net deferred tax asset before valuation allowance	$2,030,777	$1,255,005
Less: valuation allowance	(2,030,777)	(1,255,005)
Net deferred tax asset	$-	$-